S-K 1603(a) SPAC Sponsor	Sep. 28, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	MNBS Holdings LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]	our Sponsor transferred (i) 210,000 founder shares to Iris Zhao, our Chief Executive Officer and a director; (ii) 63,000 founder shares to Mingjie Zhao, our Chairman of the Board and independent director nominee; and (iii) 42,000 founder shares to each of Francis A. Braun III and Sam Tan, our other independent director nominees, in each case at the original purchase price paid when such shares were acquired from us
Experience and Involvement in Other SPACs [Text Block]

We believe our team’s combined expertise is our fundamental competitive strength. Our leadership blends deep capital markets and M&A execution expertise with substantial operational and investment experience globally, alongside seasoned public company governance. We believe this unique composition positions us not only to source distinctive cross-border opportunities but also to provide the strategic guidance necessary for a post-combination company to thrive as a U.S. public entity.

Specifically:

●	Francis A. Braun III brings more than 40 years of experience in public accounting and financial reporting as a partner at Arthur Andersen, Deloitte & Touche, and Grant Thornton, having served public and private companies through initial public offerings, mergers and acquisitions, and complex financial reporting matters. He qualifies as an “audit committee financial expert” under SEC rules and currently chairs audit committees of three other public and private company boards.
●	Iris Zhao brings specialized, hands-on experience in the lifecycle of SPACs and cross-border transactions, having operationally led a NASDAQ-listed SPAC (Mars Acquisition Corp.) through its IPO and subsequent business combination, while also serving in capital markets advisory and governance roles for other public entities.
●	Mr. Shihao Liu brings valuable strategic and operational insight to the company’s leadership team. He has a strong track record in capital markets, cross-border transactions, and corporate governance across multiple listed platforms.
●	Mingjie Zhao offers critical experience in public company oversight, corporate governance, and steering companies through periods of strategic transformation as independent directors and executives of U.S.-listed entities.
●	Mr. Sam Tan brings in expertise in corporate finance, including capital raising, investment management, and financial strategy for publicly listed companies. As a CEO of Nasdaq-listed BioNexus Gene Lab Corp with extensive expertise in corporate finance, cryptocurrency regulation, and cross-border strategic leadership, he is skilled in structuring complex litigation, takeovers, takeover defense, and cross-jurisdictional legal matters, and has deep knowledge of cryptocurrency exchange operations, tokenization, and decentralized finance (DeFi) systems. Mr. Tan is very experienced in government and regulatory relations, managing compliance frameworks for public and private companies, and proficient in investor relations and capital markets, ensuring transparency and alignment with corporate objectives.

Other SPAC Involvement

Our Chief Executive Officer, Iris Zhao, previously served as Chief Operating Officer of Mars Acquisition Corp., a blank check formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities. On February 16, 2023, the company consummated its initial public offering of 6,900,000 units, including 900,000 additional Units issued pursuant to the full exercise by the underwriter of its over-allotment option. Each Unit consists of one ordinary share, par value $0.000125 per share, of the Company (the “Ordinary Shares”) and one right to receive two-tenths (2/10) of one Ordinary Share (the “Rights”) upon the consummation of the Company’s initial business combination. The Units were sold at an offering price of $10.00 per Unit, generating total gross proceeds of $69,000,000. On September 5, 2023, the company entered into a Business Combination Agreement (the “Business Combination Agreement”) with (i) ScanTech AI Systems Inc., a Delaware corporation and a wholly owned subsidiary of the company, (ii) Mars Merger Sub I Corp., a Cayman Islands exempted company and a wholly owned subsidiary of the company, (iii) Mars Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of Pubco, (iv) ScanTech Identification Beam Systems, LLC, a Delaware limited liability company, and (v) Dolan Falconer in the capacity as the representative from and after the Effective Time for the Company Holders as of immediately prior to the Effective Time.

Iris Zhao, our Chief Executive Officer and a director, has served as Chief Executive Officer of Gravity Acquisition Corp., a Cayman Islands blank check company, since January 23, 2026. Mingjie Zhao, our Chairman of the Board and independent director nominee, has been named as an independent director nominee of Gravity Acquisition Corp. Gravity Acquisition Corp. has filed a registration statement for a proposed initial public offering of $250,000,000 and had not completed that offering as of the date of this prospectus. Gravity Acquisition Corp. has not identified a target business and, like us, may pursue a business combination in any industry or geographic location. Accordingly, Ms. Zhao and Mr. Zhao may become subject to conflicting duties in allocating business combination opportunities between us and Gravity Acquisition Corp. See “Management — Conflicts of Interest.